3. STOCK WARRANTS - Stock Warrants Outstanding and Exercisable (Details) Quarterly (Quarterly [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Mar. 23, 2014
Warrant [Member]
Exercise Price per Share, Outstanding		$ 0.001
Shares Under warrants, Outstanding		4,050,000
Exercise Price per Share, Exercisable		$ 0.001
Shares Under warrants, Exercisable		4,050,000
Warrant 1 and 2 [Member]
Remaining Life in Years, Outstanding	3 years
Remaining Life in Years, Exercisable	3 years
Warrant 5 [Member]
Exercise Price per Share, Outstanding		$ 0.10
Shares Under warrants, Outstanding		2,050,000
Remaining Life in Years, Outstanding	10 years
Exercise Price per Share, Exercisable		$ 0.4
Shares Under warrants, Exercisable		4,750,000
Warrant 6 [Member]
Exercise Price per Share, Outstanding		$ 0.4
Shares Under warrants, Outstanding		4,750,000
Remaining Life in Years, Outstanding	3 years
Exercise Price per Share, Exercisable		$ 0.4
Shares Under warrants, Exercisable		4,750,000
Remaining Life in Years, Exercisable	3 years